INCOME TAX (Details 1) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Current income tax expense	$ 8,828,453	$ 7,634,494	$ 8,540,774
Deferred income tax (benefit) expense	1,523,865	(1,190,527)	(877,341)
Effective income tax expense	$ 10,352,318	$ 6,443,967	$ 7,663,433